Earnings (Loss) per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 31,479	$ 305	$ 52,703	$ 11,537
Preferred share dividends Series B	0	(1,000)	0	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,218)
Preferred share dividends Series D	(1,874)	(1,874)	(3,747)	(3,746)
Preferred share dividends Series E	(2,659)	(2,659)	(5,319)	(5,319)
Preferred share dividends Series F	(3,562)	(3,562)	(7,125)	(7,125)
Preferred share dividends, Convertible Series G	(218)	0	(654)	0
Undistributed income to Series G participants...	(1,653)	0	(2,219)	0
Deemed dividend on Series B Preferred shares	0	(2,750)	0	(2,750)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 20,404	$ (12,649)	$ 31,420	$ (11,621)
Denominator
Weighted average number of shares, basic and diluted	19,087,556	17,550,394	19,105,159	17,535,743
Earnings (loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited	$ 1.07	$ (0.72)	$ 1.64	$ (0.66)